March 3, 2004

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC 20549

Attention:        Office of Filings, Information & Consumer Services

                  Re: The Treasurer's Fund, Inc. (the "Fund")
                  FILE NOS. 33-17604 AND 811-05347


Dear Sir or Madam:

Pursuant to Rule 497(j) promulgated under the Securities Act of 1933, as amended, please accept this letter as certification that the Fund's: (i) Prospectus dated February 27, 2004 relating to the Gabelli Money Market Class of the U.S. Treasury Money Market Portfolio, Domestic Prime Money Market Portfolio and Tax Exempt Portfolio; and (ii) Prospectus dated February 27, 2004 relating to the Gabelli Cash Management Class of the U.S. Treasury Money Market Portfolio, Domestic Prime Money Market Portfolio and Tax Exempt Portfolio, do not differ from that contained in Post-Effective Amendment No. 26 (the "Amendment") to the Fund's Registration Statement on Form N-1A. The Amendment was filed electronically on February 27, 2004 (Accession No. 0000935069-04-000279).

         Any questions with respect to this filing should be directed to my attention at (617) 338-5176.

Very truly yours,


/s/ JENNIFER A. ENGLISH
Jennifer A. English
Senior Regulatory Administrator
Regulatory Administration Department
PFPC Inc.
99 High Street, 27th Floor
Boston, MA  02110


cc:      B. Alpert - Gabelli Funds, LLC
         J. McKee - Gabelli Funds, LLC
         M.  Birner  - Paul,  Hastings,  Janofsky  &  Walker  LLP T.  Hamlin  J.
         Huntington